FAIR VALUE OF ASSETS AND LIABILITIES - Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	$ 151,027	$ 132,172	$ 114,001
Other equity securities	8,937	9,232	5,017
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
Other equity securities	4,854	4,985	5,017
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	151,027	132,172	114,001
Other equity securities	0	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
Other equity securities	4,083	4,247	0
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other equity securities	8,937	9,232	5,017
Interest Rate Products - asset	4,278	1,784	983
Interest Rate Products - liabilities	(4,322)	1,843	1,013
Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other equity securities	4,854	4,985	5,017
Interest Rate Products - asset	0	0	0
Interest Rate Products - liabilities	0	0	0
Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other equity securities	0	0	0
Interest Rate Products - asset	4,278	1,784	983
Interest Rate Products - liabilities	(4,322)	1,843	1,013
Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other equity securities	4,083	4,247	0
Interest Rate Products - asset	0	0	0
Interest Rate Products - liabilities	0	0	0
U.S. Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	9,241	7,822	0
U.S. Treasury securities | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	9,241	7,822	0
U.S. Treasury securities | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
U.S. Treasury securities | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	9,241	7,822	0
U.S. Treasury securities | Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
U.S. Government Sponsored Enterprises (GSEs)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	8,039	9,193	9,366
U.S. Government Sponsored Enterprises (GSEs) | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	8,039	9,193	9,366
U.S. Government Sponsored Enterprises (GSEs) | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
U.S. Government Sponsored Enterprises (GSEs) | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	8,039	9,193	9,366
U.S. Government Sponsored Enterprises (GSEs) | Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
State and municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	54,646	56,781	67,941
State and municipal securities | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	54,646	56,781	67,941
State and municipal securities | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
State and municipal securities | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	54,646	56,781	67,941
State and municipal securities | Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	10,441	10,784	8,469
Corporate debt securities | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	10,441	10,784	8,469
Corporate debt securities | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
Corporate debt securities | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	10,441	10,784	8,469
Corporate debt securities | Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
Asset based securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	10,005	10,472	9,111
Asset based securities | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	10,005	10,472	9,111
Asset based securities | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
Asset based securities | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	10,005	10,472	9,111
Asset based securities | Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
Mortgage-backed GSE residential/multifamily and non-GSE
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	58,655	37,120	19,114
Mortgage-backed GSE residential/multifamily and non-GSE | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	58,655	37,120	19,114
Mortgage-backed GSE residential/multifamily and non-GSE | Fair Value, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	0	0	0
Mortgage-backed GSE residential/multifamily and non-GSE | Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	58,655	37,120	19,114
Mortgage-backed GSE residential/multifamily and non-GSE | Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	$ 0	$ 0	$ 0